INCOME TAXES - Schedule of Income Tax Rate Reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income taxes [Abstract]
Theoretical income tax expense, net of IRAP	€ 179,077	€ 156,022	€ 119,396
Permanent differences	(7,061)	(10,219)	5,846
Effect of changes in tax rate and tax regulations	4,862	1,280	4,005
Differences between foreign tax rates and the theoretical Italian tax rate and tax holidays	2,344	853	1,631
Taxes relating to prior years	(1,232)	(3,567)	(214)
Withholding tax on earnings	2,420	2,017	(384)
Total income tax expense, net of IRAP	€ 180,410	€ 146,386	€ 130,280
Effective tax rate, net of IRAP (percent)	24.20%	25.80%	30.00%
IRAP (current and deferred)	€ 28,350	€ 21,249	€ 13,835
Total income tax expense	€ 208,760	€ 167,635	€ 144,115